Commitments and Contingencies - Additional Information (Detail)				3 Months Ended		12 Months Ended
	Dec. 04, 2012 USD ($) ft²	Oct. 08, 2012 USD ($)	Apr. 25, 2012 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Subleased office area | ft²	18,282
Sublease agreement entry date	Jan. 01, 2013
Sublease agreement end date	Dec. 30, 2015
Monthly rent payable on sublease	$ 23,000
Operating lease rent expense						$ 541,000	$ 582,000	$ 2,819,000
Severance cost included in general and administrative expenses		$ 1,406,000	$ 2,312,000	$ 1,156,000	$ 318,000	$ 318,000		$ 3,718,000
Employee Severance
Loss Contingencies [Line Items]
Severance cost included in general and administrative expenses							$ 306,000
Minimum
Loss Contingencies [Line Items]
Severance period for executive officers						12 months
Maximum
Loss Contingencies [Line Items]
Severance period for executive officers						18 months